leases (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues	$ 22	$ 17
Other sublet revenue included in other income	4	4
Lease payments	$ 568	$ 434
Top of range [member]
Income from subleasing right-of-use lease assets
Portion of real estate right-of-use assets that are subleased, as a percent	20.00%
Mobile site leases
Income from subleasing right-of-use lease assets
Lease payments with index based price adjustments	0.33